Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Lands, buildings and improvements	Technical equipment and machinery	Factory and office equipment	Construction in progress and prepayments	Total
Cost
October 1, 2021	68,443	55,744	25,936	9,557	159,680
Additions	3,122	3,773	5,641	60,121	72,657
Disposals	(624)	(290)	(1,821)	(162)	(2,897)
Transfers	792	7,367	417	(8,576)	—
Impact of foreign currency translation	1,394	—	439	64	1,897
September 30, 2022	73,127	66,594	30,612	61,004	231,337
October 1, 2022	73,127	66,594	30,612	61,004	231,337
Additions	1,967	1,461	3,376	96,952	103,757
Disposals	(251)	(606)	(1,247)	—	(2,103)
Transfers	93,920	12,080	10,631	(117,113)	(482)
Impact of foreign currency translation	(3,202)	104	(1,210)	(45)	(4,354)
September 30, 2023	165,561	79,634	42,162	40,798	328,155

Accumulated depreciation
October 1, 2021	(1,544)	(2,483)	(2,652)	—	(6,679)
Depreciation	(4,223)	(9,547)	(6,524)	—	(20,294)
Disposals	30	230	660	—	920
Transfers	—	—	—	—	—
Impact of foreign currency translation	(167)	—	(109)	—	(276)
September 30, 2022	(5,904)	(11,800)	(8,625)	—	(26,329)
October 1, 2022	(5,904)	(11,800)	(8,625)	—	(26,329)
Depreciation	(4,124)	(9,737)	(7,107)	—	(20,967)
Disposals	219	373	1,171	—	1,764
Transfers	54	—	(54)	—	—
Impact of foreign currency translation	2,505	(103)	1,029	—	3,431
September 30, 2023	(7,250)	(21,267)	(13,585)	—	(42,102)

Net book value
September 30, 2022	67,223	54,794	21,987	61,004	205,008
September 30, 2023	158,311	58,367	28,577	40,798	286,053